ASSETS AND LIABILITIES IN FORREIGN CURRENCY (Tables)	12 Months Ended
Dec. 31, 2022
ASSETS AND LIABILITIES IN FORREIGN CURRENCY [Abstract]
Balances of Assets and Liabilities in Foreign Currency
The balances in foreign currency as of December 31, 2022 and 2021 are detailed below:

	2022					2021
	Foreign currency				Amount	Foreign currency		Amount
	and amount		Exchange		in local	and amount		in local
	(in thousands)		rate		currency	(in thousands)		currency
CURRENT ASSETS

Cash and cash equivalents	US$	1,613	176.960	(1)	285,436	US$	1,512	301,949

Financial assets at fair value through profit or loss (3)	US$	176,852	176.960	(1)	31,295,730		65,522	13,084,872

Trade receivables	US$	66,107	176.960	(1)	11,698,295	US$	66,395	13,259,212

Total current assets	US$	244,572			43,279,461	US$	133,429	26,646,033

NON CURRENT ASSETS

Financial assets at amortized cost (4)	US$	226,957	176.960	(1)	40,162,283	US$	218,917	43,718,092

Total non current assets	US$	226,957			40,162,283	US$	218,917	43,718,092

TOTAL ASSETS	US$	471,529			83,441,744	US$	352,346	70,364,125

CURRENT LIABILITIES

Trade payables	US$	38,655	177.160	(2)	6,848,120	US$	37,807	7,564,861
	Euros	432	189.916	(2)	82,043		-	-

Loans	US$	21,819	177.160	(2)	3,865,516	US$	11,493	2,299,738
	Euros	287	189.916	(2)	54,413		-	-

Total current liabilities	US$	60,474			10,713,636	US$	49,300	9,864,599
	Euros	719			136,456		-	-

NON CURRENT LIABILITIES

Loans	US$	511,933	177.160	(2)	90,694,136	US$	500,377	100,121,274

Contract liabilities	US$	10,106	177.160	(2)	1,790,361		-	-

Total non current liabilities	US$	522,039			92,484,497	US$	500,377	100,121,274

TOTAL LIABILITIES	US$	582,513			103,198,133	US$	549,677	109,985,873
	Euros	719			136,456		-	-

(1)	Buy exchange rate at the end of fiscal year
(2)	Sell exchange rate at the end of fiscal year
(3)	Includes public and private debt bonds Dólar Linked for Ps. 27,013,330.
(4)	Includes time deposits Dólar Linked for Ps. 865,009.